Cover	Oct. 27, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 27, 2026
Entity File Number	001-32657
Entity Registrant Name	NABORS INDUSTRIES LTD.
Entity Central Index Key	0001163739
Entity Tax Identification Number	98-0363970
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	Crown House
Entity Address, Address Line Two	4 Par-la-Ville Road
Entity Address, Address Line Three	Second Floor
Entity Address, City or Town	Hamilton
Entity Address, Country	BM
Entity Address, Postal Zip Code	HM08
City Area Code	441
Local Phone Number	292-1510
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common shares
Trading Symbol	NBR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false